Categories of Loan (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Notes And Loans Receivable [Line Items]
Commercial loans	$ 81,327	$ 74,514
Commercial real estate	198,936	191,686
Residential real estate	75,853	76,154
Installment loans	12,473	14,367
Total gross loans	368,589	356,721
Less allowance for loan losses	(2,122)	(2,341)	$ (2,437)
Total loans	$ 366,467	$ 354,380